UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (100.2%)
Aerospace & Defense (2.2%)
BE Aerospace, Inc.*	11,200	$454,272
Goodrich Corp.	7,300	460,972
L-3 Communications Holdings, Inc.	8,500	829,260
Precision Castparts Corp.	15,900	2,179,254
		3,923,758
Airlines (0.3%)
AMR Corp.*§	14,800	365,264
Continental Airlines, Inc. Class B*§	8,200	258,382
		623,646
Auto Components (1.2%)
ArvinMeritor, Inc.§	29,200	579,036
BorgWarner, Inc.§	13,600	1,175,720
Lear Corp.*	12,400	416,392
		2,171,148
Automobiles (0.3%)
Hertz Global Holdings, Inc.*§	21,400	479,146
Banks (1.7%)
Bank of Hawaii Corp.	3,800	186,494
City National Corp.§	9,200	651,268
East West Bancorp, Inc.§	9,900	362,934
KeyCorp	5,200	184,868
Northern Trust Corp.	6,700	418,482
SVB Financial Group*§	18,700	985,116
Synovus Financial Corp.	6,500	186,281
Wilmington Trust Corp.	4,700	185,513
		3,160,956
Beverages (1.0%)
Molson Coors Brewing Co. Class B	11,100	987,234
Pepsi Bottling Group, Inc.	24,300	813,078
		1,800,312
Biotechnology (1.7%)
Cephalon, Inc.*§	28,200	2,118,948
Invitrogen Corp.*	13,800	990,840
		3,109,788
Building Products (0.2%)
Crane Co.	7,900	362,294
Chemicals (4.1%)
Albemarle Corp.	38,700	1,556,901
Ashland, Inc.	3,000	183,180
Cabot Corp.	10,400	419,952
Celanese Corp. Class A	37,900	1,421,250
Eastman Chemical Co.	5,700	392,274
FMC Corp.	12,500	1,114,125
Lubrizol Corp.	26,900	1,685,554
Mosaic Co.*	9,900	371,844
Olin Corp.§	11,500	240,005
		7,385,085
Commercial Services & Supplies (4.4%)
Apollo Group, Inc. Class A*	9,100	537,901
Con-way, Inc.	13,200	651,948
Deluxe Corp.	13,200	498,432
DeVry, Inc.§	26,600	861,840
DST Systems, Inc.*§	8,500	644,895

	Number of
	Shares	Value

COMMON STOCKS
Commercial Services & Supplies
Dun & Bradstreet Corp.	9,500	$928,720
FactSet Research Systems, Inc.	12,300	811,677
Korn/Ferry International*	7,000	165,410
Manpower, Inc.	4,200	332,010
Republic Services, Inc.	27,100	865,845
Sotheby’s	28,200	1,205,550
Total System Services, Inc.§	17,700	497,901
		8,002,129
Communications Equipment (1.9%)
CommScope, Inc.*§	20,000	1,088,600
Harris Corp.	43,500	2,387,280
Unity Wireless Corp.*	712,201	57,688
		3,533,568
Computers & Peripherals (1.5%)
Network Appliance, Inc.*	15,400	436,436
NVIDIA Corp.*	21,600	988,416
Western Digital Corp.*	56,600	1,208,410
		2,633,262
Construction & Engineering (2.2%)
EMCOR Group, Inc.*	29,000	1,041,100
Foster Wheeler, Ltd.*	5,800	651,862
Granite Construction, Inc.	16,000	1,039,840
Jacobs Engineering Group, Inc.*§	19,400	1,195,622
		3,928,424
Containers & Packaging (0.4%)
Greif, Inc. Class A	8,400	462,000
Packaging Corp. of America	12,800	326,656
		788,656
Diversified Financials (2.6%)
Ameriprise Financial, Inc.	9,100	548,457
CME Group, Inc.	988	545,594
Eaton Vance Corp.§	36,900	1,544,634
Federated Investors, Inc. Class B	17,800	640,978
GFI Group, Inc.*§	6,700	499,284
IndyMac Bancorp, Inc.§	100	2,200
IntercontinentalExchange, Inc.*§	3,000	453,390
Janus Capital Group, Inc.§	15,700	471,942
		4,706,479
Diversified Telecommunication Services (0.8%)
Cincinnati Bell, Inc.*	133,900	690,924
Embarq Corp.	8,100	500,499
Qwest Communications International, Inc.*§	20,500	174,865
		1,366,288
Electric Utilities (4.7%)
Alliant Energy Corp.§	18,200	672,490
Black Hills Corp.§	18,100	675,130
CenterPoint Energy, Inc.§	56,100	924,528
Constellation Energy Group	11,200	938,560
Edison International	17,100	904,419
Entergy Corp.	9,100	909,636
Mirant Corp.*§	26,600	1,006,278
NRG Energy, Inc.*§	25,000	963,750
Pepco Holdings, Inc.	21,000	568,470
PG&E Corp.§	17,200	736,332

	Number of
	Shares	Value

COMMON STOCKS
Electric Utilities
Reliant Energy, Inc.*	11,400	$292,752
		8,592,345
Electrical Equipment (2.1%)
Acuity Brands, Inc.	11,800	697,380
AMETEK, Inc.	17,000	663,340
Cooper Industries, Ltd. Class A	6,800	359,856
Energizer Holdings, Inc.*§	13,000	1,311,700
General Cable Corp.*§	3,000	238,500
Thomas & Betts Corp.*	8,000	494,400
		3,765,176
Electronic Equipment & Instruments (2.7%)
Amphenol Corp. Class A	34,100	1,168,266
Avnet, Inc.*	43,500	1,647,780
Varian, Inc.*	12,600	757,764
Vishay Intertechnology, Inc.*	31,100	482,361
Waters Corp.*	14,800	862,248
		4,918,419
Energy Equipment & Services (6.0%)
Cameron International Corp.*	17,800	1,388,400
ENSCO International, Inc.§	17,200	1,050,404
Global Industries, Ltd.*	14,600	378,140
Grant Prideco, Inc.*	36,900	2,070,090
Hercules Offshore, Inc.*	3,329	99,926
National-Oilwell Varco, Inc.*	11,500	1,381,265
Noble Corp.	7,100	745,391
Pride International, Inc.*	26,500	928,825
Superior Energy Services, Inc.*	22,300	899,136
Tidewater, Inc.§	18,400	1,258,928
Unit Corp.*	12,200	671,732
		10,872,237
Food & Drug Retailing (0.4%)
Safeway, Inc.	23,700	755,319
Food Products (1.1%)
Corn Products International, Inc.	24,900	1,111,038
J.M. Smucker Co.§	8,800	491,128
Tyson Foods, Inc. Class A	21,800	464,340
		2,066,506
Gas Utilities (2.0%)
Energen Corp.	18,900	999,999
MDU Resources Group, Inc.	62,400	1,701,024
ONEOK, Inc.§	17,800	903,350
		3,604,373
Healthcare Equipment & Supplies (3.4%)
Beckman Coulter, Inc.§	9,700	686,954
C. R. Bard, Inc.	5,700	447,279
DENTSPLY International, Inc.	25,100	915,899
Intuitive Surgical, Inc.*	10,500	2,232,405
Kinetic Concepts, Inc.*§	21,200	1,303,376
STERIS Corp.	20,300	555,205
		6,141,118
Healthcare Providers & Services (4.5%)
Apria Healthcare Group, Inc.*§	37,900	993,738
Covance, Inc.*	15,900	1,122,063
Coventry Health Care, Inc.*	16,600	926,446
Express Scripts, Inc.*	20,600	1,032,678

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Providers & Services
Humana, Inc.*	18,800	$1,204,892
Kindred Healthcare, Inc.*§	11,400	305,292
Laboratory Corporation of America Holdings*	7,300	539,105
VCA Antech, Inc.*	13,700	538,958
WellCare Health Plans, Inc.*§	14,500	1,468,270
		8,131,442
Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	17,600	474,144
CBRL Group, Inc.§	4,500	172,935
		647,079
Household Durables (1.9%)
American Greetings Corp. Class A§	49,300	1,219,189
Blyth, Inc.	3,600	80,352
Mohawk Industries, Inc.*§	9,100	819,091
NVR, Inc.*§	1,000	578,480
Tupperware Brands Corp.	16,800	436,968
Whirlpool Corp.§	3,400	347,174
		3,481,254
Industrial Conglomerates (1.1%)
KBR, Inc.*	27,200	872,848
Teleflex, Inc.	15,600	1,192,308
		2,065,156
Insurance (7.1%)
American Financial Group, Inc.	28,050	787,924
Arch Capital Group, Ltd.*	5,300	369,198
Assurant, Inc.§	7,200	365,184
Axis Capital Holdings, Ltd.	12,300	453,255
CNA Financial Corp.§	18,600	772,272
Commerce Group, Inc.§	13,200	379,236
Delphi Financial Group, Inc. Class A§	4,600	184,782
Everest Re Group, Ltd.§	16,300	1,601,475
Hanover Insurance Group, Inc.	8,100	355,509
HCC Insurance Holdings, Inc.	49,000	1,434,720
Leucadia National Corp.§	25,400	955,040
Nationwide Financial Services, Inc. Class A	9,300	529,263
PartnerRe, Ltd.	6,200	440,386
PMI Group, Inc.	14,400	490,608
RenaissanceRe Holdings, Ltd.	6,400	369,536
StanCorp Financial Group, Inc.	8,500	399,160
Torchmark Corp.	4,300	264,622
Transatlantic Holdings, Inc.§	5,700	416,955
W.R. Berkley Corp.	50,850	1,496,007
XL Capital, Ltd. Class A	10,600	825,316
		12,890,448
Internet Software & Services (0.5%)
McAfee, Inc.*	25,100	900,086
IT Consulting & Services (0.5%)
Cognizant Technology Solutions Corp. Class A*	5,600	453,488
Electronic Data Systems Corp.	17,200	464,228
		917,716
Leisure Equipment & Products (0.6%)
Hasbro, Inc.§	21,300	596,826
Mattel, Inc.	18,200	416,962
		1,013,788

	Number of
	Shares	Value

COMMON STOCKS
Machinery (6.6%)
AGCO Corp.*§	37,400	$1,437,282
Cummins, Inc.	14,300	1,697,410
Eaton Corp.	6,000	583,080
Gardner Denver, Inc.*	24,200	1,006,478
Harsco Corp.	10,600	558,196
ITT Corp.	8,600	540,768
Kennametal, Inc.	6,200	475,292
Lincoln Electric Holdings, Inc.	6,800	489,532
Manitowoc Company, Inc.	18,000	1,398,060
Parker Hannifin Corp.	8,700	858,516
SPX Corp.	9,100	854,217
Terex Corp.*	10,800	931,500
Timken Co.	34,400	1,148,960
		11,979,291
Marine (0.3%)
Overseas Shipholding Group, Inc.§	6,300	488,817
Media (0.9%)
EchoStar Communications Corp. Class A*	17,600	744,304
Liberty Media Corp. - Capital Series A*	1,600	183,120
Regal Entertainment Group Class A§	22,000	470,580
Scholastic Corp.*	9,700	316,318
		1,714,322
Metals & Mining (2.4%)
Cleveland-Cliffs, Inc.§	13,200	914,364
Freeport-McMoRan Copper & Gold, Inc.	14,400	1,353,312
Massey Energy Co.§	21,700	463,295
Steel Dynamics, Inc.	13,400	561,862
United States Steel Corp.	10,800	1,061,532
		4,354,365
Multi-Utilities (0.5%)
Questar Corp.§	18,300	942,267

Multiline Retail (1.0%)
Big Lots, Inc.*§	27,500	711,150
Dollar Tree Stores, Inc.*	9,600	367,296
Family Dollar Stores, Inc.	8,500	251,770
J.C. Penney Company, Inc.	8,000	544,320
		1,874,536
Oil & Gas (5.3%)
Chesapeake Energy Corp.	10,900	371,036
Cimarex Energy Co.§	37,600	1,423,160
Frontier Oil Corp.	48,500	1,878,405
Frontline, Ltd.§	12,200	561,688
Hess Corp.	14,900	911,880
Holly Corp.	5,500	374,303
Murphy Oil Corp.	5,900	366,036
Noble Energy, Inc.	50,100	3,063,114
Sunoco, Inc.	4,800	320,256
Tesoro Corp.	6,700	333,660
		9,603,538
Personal Products (0.4%)
NBTY, Inc.*	18,700	814,198
Pharmaceuticals (2.0%)
Endo Pharmaceuticals Holdings, Inc.*	35,200	1,197,152
Forest Laboratories, Inc.*	19,100	767,820
King Pharmaceuticals, Inc.*	47,100	801,171
Sepracor, Inc.*	16,300	465,230

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals
Watson Pharmaceuticals, Inc.*	11,400	$346,788
		3,578,161
Real Estate (1.8%)
Boston Properties, Inc.	3,800	359,062
CB Richard Ellis Group, Inc. Class A*	10,600	370,152
Cousins Properties, Inc.	10,100	259,671
Host Hotels & Resorts, Inc.	8,300	175,296
Jones Lang LaSalle, Inc.	10,600	1,163,668
ProLogis	14,800	842,120
Weingarten Realty Investors§	4,300	157,423
		3,327,392
Road & Rail (0.6%)
CSX Corp.	15,600	739,596
YRC Worldwide, Inc.*§	9,100	292,292
		1,031,888
Semiconductor Equipment & Products (5.4%)
Altera Corp.§	32,600	756,320
Lam Research Corp.*	36,200	2,093,808
Linear Technology Corp.§	25,300	901,945
MEMC Electronic Materials, Inc.*	23,300	1,428,756
Micrel, Inc.§	79,700	824,895
Microchip Technology, Inc.	34,700	1,259,957
National Semiconductor Corp.§	28,400	738,116
ON Semiconductor Corp.*§	91,200	1,077,984
Teradyne, Inc.*§	30,200	473,838
Tessera Technologies, Inc.*	4,400	183,693
Varian Semiconductor Equipment Associates, Inc.*	2,300	108,100
		9,847,412
Software (1.4%)
Autodesk, Inc.*	21,100	894,007
BMC Software , Inc.*	13,800	396,336
Cerner Corp.*§	10,600	560,422
Synopsys, Inc.*	30,300	741,138
		2,591,903
Specialty Retail (3.6%)
Abercrombie & Fitch Co. Class A	5,200	365,410
Aeropostale, Inc.*	25,900	986,272
American Eagle Outfitters, Inc.	42,800	1,038,328
AnnTaylor Stores Corp.*	10,000	314,200
AutoZone, Inc.*§	1,500	190,215
GameStop Corp. Class A*	33,600	1,355,760
Men’s Wearhouse, Inc.	7,200	355,680
PetSmart, Inc.	22,400	724,192
RadioShack Corp.§	6,000	150,780
Rent-A-Center, Inc.*§	11,000	213,510
Ross Stores, Inc.	10,500	303,765
TJX Companies, Inc.	20,900	579,975
		6,578,087
Textiles & Apparel (0.6%)
Guess?, Inc.	7,600	366,404
Phillips-Van Heusen Corp.	12,400	645,544
		1,011,948
Tobacco (0.9%)
Loews Corp. Carolina Group	12,300	932,217

	Number of
	Shares	Value

COMMON STOCKS
Tobacco
Universal Corp.§	13,400	$739,814
		1,672,031
Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	16,800	1,115,520
United States Cellular Corp.*§	6,700	649,900
		1,765,420
TOTAL COMMON STOCKS (Cost $181,959,632)		181,912,977

WARRANTS (0.0%)
Wireless Telecommunication Services (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.22, expires 08/17/09*^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09*^	79,134	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENT (24.9%)
State Street Navigator Prime Portfolio§§ (Cost $45,285,021)	45,285,021	45,285,021

TOTAL INVESTMENTS AT VALUE (125.1%) (Cost $227,244,653)		227,197,998

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.1%)		(45,552,367)

NET ASSETS (100.0%)		$181,645,631

*      Non-income producing security.

^      Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§      Security, or a portion thereof, is on loan.

§§    Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value. unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $227,244,653 $13,639,235, $(13,685,890) and $(46,655) respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007